SCHEDULE OF REVENUES GENERATED FROM DIFFERENT REVENUE STREAMS (Details) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Total	$ 477,599,829	$ 472,858,985	$ 309,378,119
Real Estate Sales [Member]
Total	476,294,249	471,984,562	308,156,934
Rental Revenue [Member]
Total	1,224,503	757,606	931,849
Real Estate Brokerage Revenue [Member]
Total	$ 81,077	$ 116,817	$ 289,336